Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) - Unified $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Total Capital (to Risk-Weighted Assets)
Actual	$ 81,811	$ 79,551
For Capital Adequacy Purposes	46,975	44,778
To Be Well Capitalized Under Prompt Corrective Action Provisions	58,719	55,973
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	77,893	77,499
For Capital Adequacy Purposes	26,424	25,188
To Be Well Capitalized Under Prompt Corrective Action Provisions	38,167	36,383
Tier I Capital (to Risk-Weighted Assets)
Actual	77,893	77,499
For Capital Adequacy Purposes	35,231	33,584
To Be Well Capitalized Under Prompt Corrective Action Provisions	46,975	44,778
Tier I Capital (to Average Assets)
Actual	77,893	77,499
For Capital Adequacy Purposes	32,302	30,617
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 40,378	$ 38,272
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	0.139	0.142
For Capital Adequacy Purposes, Ratio	0.080	0.080
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.100	0.100
Actual, Ratio	0.133	0.139
For Capital Adequacy Purposes, Ratio	0.045%	0.045%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.065%	0.065%
Actual, Ratio	0.133	0.139
For Capital Adequacy Purposes, Ratio	0.060	0.060
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.080	0.080
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	0.097	0.101
For Capital Adequacy Purposes, Ratio	0.040	0.040
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	0.050	0.050